Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	10 Months Ended	6 Months Ended
	Nov. 15, 2012	Dec. 28, 2014	May 31, 2007	Nov. 14, 2012	Oct. 31, 2007
Manager | Management Services Agreement
Related Party Transactions
Termination fee	$ 5.5
Manager | Management Services Agreement | Ares
Related Party Transactions
Transaction fee	4.0
Funds affiliated with Ares | Term Loan Facility
Related Party Transactions
Percentage of outstanding loans held by related party		10.00%
Ares
Related Party Transactions
Fees and expenses		0.1
Predecessor | Manager | Management Services Agreement
Related Party Transactions
Term of agreement			10 years
Annual fee obligation			1.5
Fees and expenses				1.4
Predecessor | Manager | Management Services Agreement | Apollo Acquisition and Henry's Acquisition
Related Party Transactions
Transaction fee					9.0
Transaction fee included in purchase price of acquisitions (as a percent)					50.00%
Transaction fee included in purchase price of acquisitions					4.5
Transaction fee included in deferred financing costs (as a percent)					50.00%
Transaction fee included in deferred financing costs					$ 4.5